INVENTORIES	12 Months Ended
Dec. 31, 2021
Inventory, Net [Abstract]
INVENTORIES

NOTE 4:-INVENTORIES

	December 31,
	2021	2020

Raw materials	2,667	1,821
Work-in-progress	1,867	1,348
Finished goods	359	535

	4,893	3,704

During the years ended December 31, 2021, 2020 and 2019, the Company recorded inventory write-offs in the amounts of $530, $588 and $788, respectively. Such write-offs were included in cost of revenues.